NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income Per Share

	For the years ended December 31,
	2012	2013	2014

Net income (numerator), basic and diluted	$6,927	$24,408	$20,890

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,011,396	59,111,594	59,369,708

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	81,408	64,863	2,347,071

Total weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,092,804	59,176,457	61,716,779

Net income per share-basic	$0.12	$0.41	$0.35

Net income per share-diluted	$0.12	$0.41	$0.34